Offerings	May 04, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase Common Stock
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share, issuable upon exercise of Pre-Funded Warrants
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 49,907,450
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,892.22
Offering Note
1
The amount to be registered consists of up to $49,907,450.00 of an indeterminate amount of common stock, par val
ue $0.00001 per share (the “Common Stock”),
pre-funded
warrants to purchase shares of the Company’s stock
(“Pre-Funded
Warrants”) and shares issuable upon the exercise of
Pre-Funded
Warrants. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form
S-3
under the Securities Act of 1933, as amended.
Includes such indeterminate amount of common stock as may be issued from time to time upon exercise of
Pre-Funded
Warrants registered hereby, as the case may be.
Pre-Funded
Warrants may be sold separately or together with any of the securities registered hereby and may be exercisable for shares of common stock registered hereby. Because the
Pre-Funded
Warrants will provide a right only to purchase such securities offered hereunder, no additional registration fee is required.